UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Diversified International Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	28	Notes to the financial statements.
Board Approval of	38
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,248.00	$ 7.02
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.31
Class T
Actual	$ 1,000.00	$ 1,247.30	$ 8.25
HypotheticalA	$ 1,000.00	$ 1,017.46	$ 7.40
Class B
Actual	$ 1,000.00	$ 1,243.10	$ 11.79
HypotheticalA	$ 1,000.00	$ 1,014.28	$ 10.59
Class C
Actual	$ 1,000.00	$ 1,243.70	$ 11.24
HypotheticalA	$ 1,000.00	$ 1,014.78	$ 10.09
Institutional Class
Actual	$ 1,000.00	$ 1,250.30	$ 5.41
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.26%
Class T	1.48%
Class B	2.12%
Class C	2.02%
Institutional Class	97%

5 Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.0	2.5
BP PLC sponsored ADR (United Kingdom, Oil,
Gas & Consumable Fuels)	1.9	2.2
Allianz AG sponsored ADR (Germany,
Insurance)	1.8	1.8
Novartis AG sponsored ADR (Switzerland,
Pharmaceuticals)	1.4	2.1
Roche Holding AG (participation certificate)
(Switzerland, Pharmaceuticals)	1.4	1.7
	8.5
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	31.0	28.1
Industrials	13.9	12.9
Consumer Discretionary	12.2	12.5
Information Technology	12.1	9.0
Energy	9.7	10.2
Top Five Countries as of April 30, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net asset	6 months ago
Japan	25.3	21.0
Germany	14.9	11.0
France	12.3	11.6
Switzerland	7.8	8.4
United Kingdom	7.6	11.0

Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 96.8%
	Shares	Value (Note 1)
		(000s)

Australia – 0.4%
Computershare Ltd.	4,527,900	$ 27,104
CSL Ltd.	207,444	9,093
Dyno Nobel Ltd.	2,266,200	4,510
National Australia Bank Ltd.	625,100	17,853
TOTAL AUSTRALIA		58,560

Brazil – 0.0%
Banco Nossa Caixa SA	314,200	7,091
Canada 2.2%
ACE Aviation Holdings, Inc. Class A (a)	868,300	23,999
Canadian Natural Resources Ltd.	1,120,400	67,344
Canadian Western Bank, Edmonton	685,300	26,045
EnCana Corp.	670,948	33,535
ITF Optical Technologies, Inc. Series A (a)(h)	1,792	0
OZ Optics Ltd. unit (a)(h)	5,400	80
Precision Drilling Trust (d)	1,162,000	41,262
Talisman Energy, Inc.	1,253,700	70,804
Teck Cominco Ltd. Class B (sub. vtg.)	496,700	34,245
TOTAL CANADA		297,314

Cayman Islands – 0.3%
Foxconn International Holdings Ltd. (a)	3,587,800	7,728
GlobalSantaFe Corp.	406,900	24,906
Suntech Power Holdings Co. Ltd. sponsored ADR	213,400	7,317
The9 Ltd. sponsored ADR (a)(d)	245,900	7,375
TOTAL CAYMAN ISLANDS		47,326

China – 0.0%
Dalian Port (PDA) Co. Ltd. (H Shares)	1,340,000	747
Denmark – 0.1%
Coloplast AS Series B	156,750	12,672
Finland – 2.2%
Fortum Oyj	2,751,400	69,496
Metso Corp.	1,480,100	58,822
Neste Oil Oyj	874,600	30,521
Nokia Corp.	784,400	17,775
Nokia Corp. sponsored ADR	5,093,600	115,421
TOTAL FINLAND		292,035

France – 12.3%
Accor SA	1,768,628	111,324

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

France – continued
Alcatel SA sponsored ADR (a)	2,622,400	$ 37,815
AXA SA	958,600	35,094
AXA SA sponsored ADR	3,550,300	129,976
BNP Paribas SA	1,276,946	120,668
Carrefour SA (d)	1,183,200	68,638
CNP Assurances	252,193	27,268
Compagnie Generale de Geophysique SA sponsored ADR	2,031,000	65,439
Eiffage SA (d)	44,605	6,736
L’Air Liquide SA	206,700	44,724
Lagardere S.C.A. (Reg.)	908,882	75,108
Neopost SA	274,629	31,062
Nexity	936,166	65,434
Orpea (a)	187,100	13,880
Renault SA	351,800	40,834
Sanofi-Aventis sponsored ADR	3,605,800	169,617
Silicon On Insulator Technologies SA (SOITEC) (a)	555,000	18,115
Societe Generale Series A	895,100	136,759
Suez SA (France) (d)	1,084,500	42,676
Television Francaise 1 SA (d)	1,334,700	44,287
Total SA:
Series B	109,670	30,273
sponsored ADR	1,714,900	236,690
Vinci SA	661,106	65,684
Vinci SA New	120,200	11,753
Vivendi Universal SA sponsored ADR (d)	772,500	28,219
TOTAL FRANCE		1,658,073

Germany – 14.2%
Aareal Bank AG (a)	794,998	37,543
Allianz AG sponsored ADR	14,332,270	239,779
Bayer AG (d)	970,100	44,808
Bayer AG sponsored ADR (d)	1,364,800	61,621
Bilfinger Berger AG	1,193,600	76,033
DaimlerChrysler AG (d)	200,800	11,022
Deutsche Post AG	1,937,700	51,656
Deutsche Postbank AG (d)	598,400	45,751
Deutz AG (a)	1,188,025	10,882
E.ON AG sponsored ADR	2,909,600	118,101
GFK AG	398,426	18,257
Heidelberger Druckmaschinen AG	2,913,500	147,033
Hochtief AG (d)	1,841,211	125,905
Hypo Real Estate Holding AG	1,175,040	82,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Germany – continued
Infineon Technologies AG sponsored ADR (a)	1,895,700	$ 23,165
Interhyp AG	59,687	7,832
IWKA AG	1,261,123	36,659
KarstadtQuelle AG (a)(d)	1,952,800	58,711
MAN AG	1,074,543	81,464
MTU Aero Engines Holding AG	925,851	33,595
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	912,900	129,366
Patrizia Immobilien AG	377,700	10,217
Pfleiderer AG	1,468,250	44,291
Q Cells AG	590,200	54,469
RWE AG	501,661	43,494
SAP AG sponsored ADR (d)	1,114,500	60,885
SGL Carbon AG (a)(e)	3,649,687	76,667
Siemens AG sponsored ADR	638,200	60,399
SolarWorld AG	127,106	39,610
TUI AG (d)	975,500	20,775
United Internet AG	712,808	46,764
Wacker Chemie AG	43,400	5,695
Wincor Nixdorf AG	66,696	9,593
TOTAL GERMANY		1,914,202

Greece – 0.2%
Greek Organization of Football Prognostics SA	616,960	22,807
Hong Kong – 0.8%
Cheung Kong Holdings Ltd.	2,637,000	29,709
Esprit Holdings Ltd.	2,045,500	16,331
Hutchison Whampoa Ltd.	3,179,000	31,202
Regal Hotel International Holdings Ltd.	92,404,000	8,819
Wharf Holdings Ltd.	6,561,000	26,317
TOTAL HONG KONG		112,378

Ireland – 0.7%
AgCert International	2,245,400	10,299
Allied Irish Banks PLC	2,042,500	48,938
C&C Group PLC	4,051,968	31,440
TOTAL IRELAND		90,677

Israel – 1.0%
Bank Hapoalim BM (Reg.)	10,609,600	53,462
Bank Leumi le-Israel BM	10,753,200	42,115

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Israel – continued
Mizrahi Tefahot Bank Ltd. (a)	1,983,064	$ 13,303
Teva Pharmaceutical Industries Ltd. sponsored ADR	565,700	22,911
TOTAL ISRAEL		131,791

Italy 3.1%
Assicurazioni Generali Spa	746,600	27,985
Banca Intesa Spa (d)	10,887,854	64,700
Banche Popolari Unite SCpA	1,694,400	42,840
Banco Popolare di Verona e Novara	933,366	26,272
ENI Spa sponsored ADR	764,200	46,777
FASTWEB Spa	821,000	41,246
Fiat Spa (a)(d)	1,310,200	18,461
Lottomatica Spa (d)	486,700	22,462
Mediobanca Spa	1,112,700	24,118
Pirelli & C. Real Estate Spa	436,700	32,049
Unicredito Italiano Spa	8,816,600	66,440
TOTAL ITALY		413,350

Japan 23.5%
Alpen Co. Ltd.	248,700	10,112
Aoyama Trading Co. Ltd.	1,193,900	40,050
Asahi Breweries Ltd.	2,195,900	31,413
Bank of Nagoya Ltd.	2,275,000	16,861
Canon Finetech, Inc.	478,800	9,481
Canon, Inc. sponsored ADR	1,492,300	113,116
Credit Saison Co. Ltd.	1,623,800	85,129
Daiei, Inc. (a)(d)	1,170,200	34,939
Daihatsu Motor Co. Ltd.	3,237,000	34,225
Daiwa Securities Group, Inc.	8,855,000	122,784
E*TRADE Securities Co. Ltd. (d)	12,327	22,516
East Japan Railway Co	6,136	47,903
Elpida Memory, Inc. (a)	320,600	14,696
Fujitsu Ltd.	6,159,000	51,327
Hokuhoku Financial Group, Inc.	5,134,000	20,919
Isetan Co. Ltd.	1,172,800	24,048
JAFCO Co. Ltd.	400,600	26,666
JFE Holdings, Inc.	952,900	36,986
JSR Corp.	1,591,600	49,058
Juroku Bank Ltd.	3,192,000	21,387
Kahma Co. Ltd. (d)	397,600	10,824
Kansai Paint Co. Ltd. Osaka	1,965,000	19,395
Kayaba Industry Co. Ltd.	2,575,000	10,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Japan – continued
Konica Minolta Holdings, Inc.	4,488,000	$ 59,117
Matsushita Electric Industrial Co. Ltd.	2,723,000	65,924
Mazda Motor Corp.	4,438,000	29,035
Millea Holdings, Inc.	1,767	35,224
Mitsubishi Estate Co. Ltd.	2,655,000	58,054
Mitsui Fudosan Co. Ltd.	3,084,000	69,060
Mitsui Trust Holdings, Inc.	2,173,000	30,017
Mizuho Financial Group, Inc.	6,906	58,887
Murata Manufacturing Co. Ltd.	1,112,800	81,011
Nec Electronics Corp.	830,600	30,635
Nidec Corp.	478,900	36,924
Nikko Cordial Corp.	10,863,000	175,811
Nippon Chemi-con Corp.	3,839,900	28,730
Nippon Electric Glass Co. Ltd.	2,351,800	53,077
Nishi-Nippon City Bank Ltd.	5,432,000	27,571
Nitori Co. Ltd.	389,600	21,075
Nitto Denko Corp.	917,900	76,979
Nomura Holdings, Inc.	2,694,100	61,102
NSK Ltd.	4,104,000	37,121
NTT Urban Development Co.	4,507	37,006
Obayashi Corp.	4,828,000	36,928
Okamura Corp.	2,492,000	25,188
OMC Card, Inc.	1,794,200	28,408
Omron Corp.	2,003,100	55,937
ORIX Corp.	402,060	120,750
Rakuten, Inc.	52,940	42,770
Ricoh Co. Ltd.	1,955,000	38,800
Sekisui House Ltd.	2,605,000	40,330
Seven & I Holdings Co. Ltd.	948,200	36,721
SFCG Co. Ltd.	174,490	39,947
SHIMIZU Corp.	6,208,000	42,959
Sompo Japan Insurance, Inc	3,969,000	57,509
Sony Corp.	95,200	4,659
Sony Corp. sponsored ADR	1,181,400	57,818
Sumco Corp.	340,500	20,363
Sumitomo Corp.	2,635,000	39,476
Sumitomo Electric Industries Ltd.	4,612,500	73,233
Sumitomo Forestry Co. Ltd.	2,394,000	24,366
Sumitomo Metal Industries Ltd.	3,479,000	14,665
Sumitomo Mitsui Financial Group, Inc.	10,771	118,233
Sumitomo Osaka Cement Co. Ltd.	8,325,000	30,559
Taiheiyo Cement Corp.	4,508,000	21,931

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Japan – continued
Taisei Corp.	6,426,000	$ 28,723
Tokai Carbon Co. Ltd.	1,747,000	10,877
Tokuyama Corp.	2,242,000	36,994
Tokyo Electron Ltd.	1,537,000	110,678
Tokyo Star Bank Ltd. (d)	2,137	7,901
Tokyo Tomin Bank Ltd.	1,038,500	51,891
Toyota Industries Corp.	583,700	26,039
TOTAL JAPAN		3,171,363

Korea (South) 1.6%
Daegu Bank Co. Ltd.	1,866,347	35,026
Hyundai Mipo Dockyard Co. Ltd.	271,720	25,468
Kookmin Bank sponsored ADR	691,410	61,570
Lotte Shopping Co. Ltd. GDR (a)(f)	578,309	12,079
Samsung Electronics Co. Ltd.	33,771	23,059
Samsung SDI Co. Ltd.	453,270	37,486
Shinhan Financial Group Co. Ltd.	452,634	22,556
TOTAL KOREA (SOUTH)		217,244

Luxembourg 0.6%
SES Global unit	3,316,753	54,190
Stolt-Nielsen SA Class B sponsored ADR	1,091,800	30,843
TOTAL LUXEMBOURG		85,033

Mexico – 0.3%
Fomento Economico Mexicano SA de CV sponsored ADR	435,100	40,412
Netherlands – 4.0%
ABN AMRO Holding NV	611,800	18,286
ASM International NV (NASDAQ) (a)(d)	2,074,700	39,938
EADS NV	137,131	5,412
Fugro NV (Certificaten Van Aandelen) unit	840,400	35,286
ING Groep NV sponsored ADR (d)	3,257,600	132,193
Koninklijke Numico NV	431,286	19,545
Koninklijke Philips Electronics NV (NY Shares)	3,098,800	106,847
Koninklijke Wessanen NV	1,054,132	17,050
Nutreco Holding NV	155,307	9,205
Reed Elsevier NV sponsored ADR	1,932,300	57,138
Rodamco Europe NV	487,400	52,453
Unilever NV (NY Shares)	218,600	15,737
VNU NV	849,753	29,172
TOTAL NETHERLANDS		538,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Netherlands Antilles – 0.4%
Schlumberger Ltd. (NY Shares)	816,600	$56,460
Norway 2.1%
DnB NOR ASA (d)	3,750,280	52,038
Fred Olsen Energy ASA (a)	874,500	41,371
Odfjell ASA:
(A Shares)	40,950	665
(B Shares) (d)	1,208,800	17,460
ProSafe ASA	702,050	41,701
Statoil ASA sponsored ADR (d)	2,494,700	81,776
TANDBERG ASA	4,347,800	44,277
TGS Nopec Geophysical Co. ASA (a)	175,750	11,808
TOTAL NORWAY		291,096

Portugal 0.1%
Energias de Portugal SA	1,955,147	7,696
Singapore – 0.3%
STATS ChipPAC Ltd. sponsored ADR (a)	4,459,100	37,947
South Africa 3.3%
Absa Group Ltd.	1,001,700	19,776
Edgars Consolidated Stores Ltd.	4,306,000	27,215
FirstRand Ltd.	22,567,700	74,319
JD Group Ltd.	1,667,200	25,780
Lewis Group Ltd.	1,475,100	14,880
Massmart Holdings Ltd.	4,012,176	39,238
Nedbank Group Ltd	3,407,604	71,156
Standard Bank Group Ltd.	3,061,100	43,683
Steinhoff International Holdings Ltd.	21,439,502	84,974
Sun International Ltd.	1,731,200	27,642
Telkom SA Ltd.	1,051,300	25,039
TOTAL SOUTH AFRICA		453,702

Spain – 0.7%
Antena 3 Television SA	198,688	5,234
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	3,012,500	66,456
Telefonica SA sponsored ADR	614,080	29,470
TOTAL SPAIN		101,160

Sweden – 2.4%
Atlas Copco AB (B Shares) (d)	1,505,200	41,115
Boliden AB	1,681,100	34,154
Eniro AB	3,214,100	35,271

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Sweden – continued
Gambro AB (A Shares)	888,572	$ 13,343
Securitas AB (B Shares)	2,459,000	51,295
TELE2 AB (B Shares)	3,008,950	38,131
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	3,006,700	106,648
TOTAL SWEDEN		319,957

Switzerland – 7.8%
ABB Ltd. (Reg.)	4,936,203	70,443
Actelion Ltd. (Reg.) (a)	143,036	16,168
Baloise Holdings AG (Reg.)	175,149	13,373
Compagnie Financiere Richemont unit	1,137,738	58,937
Credit Suisse Group sponsored ADR	642,200	39,039
Nestle SA (Reg.)	511,374	155,952
Novartis AG sponsored ADR	3,360,132	193,241
Roche Holding AG (participation certificate)	1,208,254	185,773
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	57,531	56,914
Swiss Life Holding	208,684	48,078
Swiss Reinsurance Co. (Reg.) (d)	440,421	32,136
Syngenta AG sponsored ADR	1,830,300	50,846
UBS AG (NY Shares)	553,247	64,647
Zurich Financial Services AG	278,705	67,806
TOTAL SWITZERLAND		1,053,353

Taiwan 1.6%
Advanced Semiconductor Engineering, Inc.	72,198,692	85,762
ASE Test Ltd. (a)	4,176,700	47,614
ASE Test Ltd. unit (a)	1,000,000	135
AU Optronics Corp. sponsored ADR (d)	2,088,800	34,319
Chi Mei Optoelectronics Corp.	8,889,000	12,634
Nan Ya Printed Circuit Board Corp.	1,182,000	12,707
Yuanta Core Pacific Securities Co. Ltd.	31,984,000	24,460
TOTAL TAIWAN		217,631

Thailand – 0.6%
Bangkok Bank Ltd. PCL (For. Reg.)	9,393,800	29,786
Krung Thai Bank Public Co. Ltd.	146,251,100	47,932
TOTAL THAILAND		77,718

Turkey 0.1%
Finansbank AS	3,798,138	19,816
United Kingdom – 7.6%
Babcock International Group PLC	5,723,800	33,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

United Kingdom – continued
BAE Systems PLC	10,690,980	$ 81,403
BP PLC sponsored ADR	3,434,100	253,163
Britvic PLC	1,578,500	6,333
Dawnay Day Treveria PLC (e)	26,423,300	38,838
GlaxoSmithKline PLC sponsored ADR	1,494,800	85,024
HSBC Holdings PLC:
(Hong Kong) (Reg.)	4,748,000	82,311
sponsored ADR	1,100,600	95,400
Informa PLC	1,128,700	10,066
National Grid PLC	1,117,975	11,734
NETeller PLC (a)	3,341,600	47,230
Rolls Royce Group PLC	9,026,100	78,438
Serco Group PLC	9,076,548	55,619
Tesco PLC	3,375,142	19,667
Unilever PLC sponsored ADR	1,392,200	59,489
Vedanta Resources PLC	2,224,800	64,027
TOTAL UNITED KINGDOM		1,022,146

United States of America – 2.3%
Advanced Energy Industries, Inc. (a)	320,900	5,035
Halliburton Co.	618,800	48,359
NTL, Inc. (a)	1,276,800	35,086
Occidental Petroleum Corp.	195,000	20,034
Synthes, Inc.	1,106,847	137,430
Transocean, Inc. (a)	644,700	52,266
Weatherford International Ltd. (a)	351,452	18,602
TOTAL UNITED STATES OF AMERICA		316,812

TOTAL COMMON STOCKS
(Cost $10,252,252)		13,086,831

Preferred Stocks 0.6%

Convertible Preferred Stocks 0.0%

Canada 0.0%
MetroPhotonics, Inc. Series 2 (h)	8,500	0
Nonconvertible Preferred Stocks 0.6%

Germany – 0.2%
ProSiebenSat.1 Media AG	860,700	23,846

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)
Nonconvertible Preferred Stocks continued
Italy 0.3%
Banca Intesa Spa (Risp) (d)	2,755,200	$ 15,312
Buzzi Unicem Spa (Risp)	641,893	10,925
Unicredito Italiano Spa (Risp)	1,329,088	10,445
TOTAL ITALY		36,682

Korea (South) 0.1%
Samsung SDI Co. Ltd.	242,720	13,691
United Kingdom – 0.0%
Rolls Royce Group PLC Series B	307,025,840	596

TOTAL PREFERRED STOCKS
(Cost $62,711)		74,815

Government Obligations 0.1%
	Principal
	Amount (000s)
United States of America – 0.1%
U.S. Treasury Bills, yield at date of purchase 4.44% to
4.73% 5/11/06 to 7/27/06 (g)
(Cost $16,966)	$ 17,020	16,968
Money Market Funds 9.4%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	427,943,986	427,944
Fidelity Securities Lending Cash Central Fund,
4.83% (b)(c)	843,870,412	843,870
TOTAL MONEY MARKET FUNDS
(Cost $1,271,814)		1,271,814

TOTAL INVESTMENT PORTFOLIO 106.9%
(Cost $11,603,743)		14,450,428

NET OTHER ASSETS – (6.9)%		(931,912)
NET ASSETS 100%		$ 13,518,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased

Equity Index Contracts
384 DAX 100 Index Contracts (Germany)	June 2006	$ 73,004	$ 1,813
2,870 Nikkei 225 Index Contracts (Japan)	June 2006	243,017	15,717
TOTAL EQUITY INDEX CONTRACTS		$ 316,021	$ 17,530

The face value of futures purchased as a percentage of net assets – 2.3%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $12,079,000 or
0.1% of net assets.

(g) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $16,968,000.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $80,000 or
0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
ITF Optical
Technologies, Inc.
Series A	10/11/00	$ 90
MetroPhotonics,
Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd.
unit	8/18/00	$ 80

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 8,221
Fidelity Securities Lending Cash Central Fund	4,756
Total	$ 12,977

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
Affiliates	beginning of		Sales	Dividend	end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Dawnay Day Treveria
PLC	$ —	$ 35,891	$ —	$ —	$ 38,838
SGL Carbon AG	6,175	55,345	—	—	76,667
Total	$ 6,175	$ 91,236	$ —	$ —	$ 115,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $809,655) See accompanying schedule:
Unaffiliated issuers (cost $10,234,572)	$ 13,063,109
Affiliated Central Funds (cost $1,271,814)	1,271,814
Other affiliated issuers (cost $97,357)	115,505
Total Investments (cost $11,603,743)		$ 14,450,428
Foreign currency held at value (cost $384)		384
Receivable for investments sold		61,953
Receivable for fund shares sold		51,920
Dividends receivable		46,608
Interest receivable		1,718
Prepaid expenses		22
Other affiliated receivables		1
Other receivables		4,753
Total assets		14,617,787

Liabilities
Payable for investments purchased	$ 226,531
Payable for fund shares redeemed	11,783
Accrued management fee	7,780
Distribution fees payable	3,771
Payable for daily variation on futures contracts	2,299
Other affiliated payables	2,308
Other payables and accrued expenses	929
Collateral on securities loaned, at value	843,870
Total liabilities		1,099,271

Net Assets		$ 13,518,516
Net Assets consist of:
Paid in capital		$ 10,046,863
Undistributed net investment income		53,258
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		553,282
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		2,865,113
Net Assets		$ 13,518,516

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($4,373,588 ÷ 181,836 shares)	$ 24.05
Maximum offering price per share (100/94.25 of $24.05)	$ 25.52
Class T:
Net Asset Value and redemption price per share
($3,592,475 ÷ 150,846 shares)	$ 23.82
Maximum offering price per share (100/96.50 of $23.82)	$ 24.68
Class B:
Net Asset Value and offering price per share
($512,920 ÷ 22,144 shares)A	$ 23.16
Class C:
Net Asset Value and offering price per share
($1,297,314 ÷ 55,858 shares)A	$ 23.23

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($3,742,219 ÷ 153,485 shares)	$ 24.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 130,264
Interest		728
Income from affiliated Central Funds		12,977
		143,969
Less foreign taxes withheld		(12,145)
Total income		131,824

Expenses
Management fee	$ 39,401
Transfer agent fees	11,641
Distribution fees	19,114
Accounting and security lending fees	1,003
Independent trustees’ compensation	20
Custodian fees and expenses	1,591
Registration fees	776
Audit	78
Legal	35
Interest	2
Miscellaneous	51
Total expenses before reductions	73,712
Expense reductions	(4,179)	69,533

Net investment income (loss)		62,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $773)	584,331
Foreign currency transactions	(185)
Futures contracts	21,261
Total net realized gain (loss)		605,407
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred for-
eign taxes of $1,448)	1,697,533
Assets and liabilities in foreign currencies	1,225
Futures contracts	17,530
Total change in net unrealized appreciation
(depreciation)		1,716,288
Net gain (loss)		2,321,695
Net increase (decrease) in net assets resulting from
operations		$ 2,383,986

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,291	$ 61,109
Net realized gain (loss)	605,407	435,853
Change in net unrealized appreciation (depreciation) .	1,716,288	645,880
Net increase (decrease) in net assets resulting
from operations	2,383,986	1,142,842
Distributions to shareholders from net investment income .	(64,018)	(10,883)
Distributions to shareholders from net realized gain	(425,956)	(21,643)
Total distributions	(489,974)	(32,526)
Share transactions - net increase (decrease)	3,090,528	2,857,486
Redemption fees	217	289
Total increase (decrease) in net assets	4,984,757	3,968,091

Net Assets
Beginning of period	8,533,759	4,565,668
End of period (including undistributed net investment
income of $53,258 and undistributed net investment
income of $60,354, respectively)	$ 13,518,516	$ 8,533,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights Class A

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 20.30	$ 16.97	$ 14.60	$ 11.12	$ 11.87	$ 14.54
Income from Investment
Operations
Net investment
income (loss)E	.13	.19	.08	.09	.07	.10
Net realized and un
realized gain (loss)	4.71	3.27	2.41	3.45	(.82)	(2.48)
Total from investment
operations	4.84	3.46	2.49	3.54	(.75)	(2.38)
Distributions from net
investment income	(.14)	(.05)	(.12)	(.06)	—	(.29)
Distributions from net
realized gain	(.95)	(.08)	—	—	—	—
Total distributions	(1.09)	(.13)	(.12)	(.06)	—	(.29)
Redemption fees added
to paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 24.05	$ 20.30	$ 16.97	$ 14.60	$ 11.12	$ 11.87
Total ReturnB,C,D	24.80%	20.50%	17.15%	31.99%	(6.32)%	(16.69)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.26%A	1.27%	1.31%	1.42%	1.46%	1.50%
Expenses net of fee
waivers, if any	1.26%A	1.27%	1.31%	1.42%	1.46%	1.50%
Expenses net of all
reductions	1.18%A	1.20%	1.27%	1.39%	1.43%	1.46%
Net investment in-
come (loss)	1.22%A	1.02%	.51%	.71%	.54%	.77%
Supplemental Data
Net assets, end of
period (in millions)	$ 4,374	$ 2,792	$ 1,294	$ 241	$ 52	$ 38
Portfolio turnover rate	80%A	59%	72%	49%	53%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class T

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 20.12	$ 16.82	$ 14.47	$ 11.01	$ 11.80	$ 14.46
Income from Investment
Operations
Net investment
income (loss)E	.11	.15	.03	.05	.02	.06
Net realized and un
realized gain (loss)	4.68	3.23	2.39	3.43	(.81)	(2.46)
Total from investment
operations	4.79	3.38	2.42	3.48	(.79)	(2.40)
Distributions from net
investment income	(.14)	—	(.07)	(.02)	—	(.26)
Distributions from net
realized gain	(.95)	(.08)	—	—	—	—
Total distributions	(1.09)	(.08)	(.07)	(.02)	—	(.26)
Redemption fees added
to paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 23.82	$ 20.12	$ 16.82	$ 14.47	$ 11.01	$ 11.80
Total ReturnB,C,D	24.73%	20.16%	16.78%	31.66%	(6.69)%	(16.90)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.48%A	1.51%	1.61%	1.75%	1.79%	1.81%
Expenses net of fee
waivers, if any	1.48%A	1.51%	1.61%	1.75%	1.79%	1.81%
Expenses net of all
reductions	1.40%A	1.45%	1.57%	1.72%	1.76%	1.76%
Net investment
income (loss)	1.00%A	.77%	.21%	.38%	.21%	.47%
Supplemental Data
Net assets, end of
period (in millions)	$ 3,592	$ 2,420	$ 1,510	$ 552	$ 204	$ 153
Portfolio turnover rate	80%A	59%	72%	49%	53%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Financial Highlights Class B

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 19.60	$ 16.46	$ 14.19	$ 10.84	$ 11.68	$ 14.33
Income from Investment
Operations
Net investment
income (loss)E	.04	.02	(.07)	(.02)	(.04)	(.01)
Net realized and
unrealized gain
(loss)	4.55	3.16	2.35	3.37	(.80)	(2.44)
Total from investment
operations	4.59	3.18	2.28	3.35	(.84)	(2.45)
Distributions from net
investment income	(.08)	—	(.01)	—	—	(.20)
Distributions from net
realized gain	(.95)	(.04)	—	—	—	—
Total distributions	(1.03)	(.04)	(.01)	—	—	(.20)
Redemption fees added
to paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 23.16	$ 19.60	$ 16.46	$ 14.19	$ 10.84	$ 11.68
Total ReturnB,C,D	24.31%	19.35%	16.08%	30.90%	(7.19)%	(17.33)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.12%A	2.16%	2.24%	2.32%	2.32%	2.35%
Expenses net of fee
waivers, if any	2.12%A	2.16%	2.24%	2.32%	2.32%	2.35%
Expenses net of all
reductions	2.04%A	2.10%	2.20%	2.29%	2.29%	2.30%
Net investment
income (loss)	36%A	.12%	(.42)%	(.19)%	(.32)%	(.07)%
Supplemental Data
Net assets, end of
period (in millions)	$ 513	$ 351	$ 196	$ 89	$ 49	$ 42
Portfolio turnover rate	80%A	59%	72%	49%	53%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class C

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 19.65	$ 16.48	$ 14.22	$ 10.86	$ 11.68	$ 14.34
Income from Investment
Operations
Net investment
income (loss)E	.05	.04	(.05)	(.01)	(.03)	—G
Net realized and
unrealized gain
(loss)	4.56	3.17	2.35	3.37	(.79)	(2.45)
Total from investment
operations	4.61	3.21	2.30	3.36	(.82)	(2.45)
Distributions from net
investment income	(.08)	—	(.04)	—	—	(.21)
Distributions from net
realized gain	(.95)	(.04)	—	—	—	—
Total distributions	(1.03)	(.04)	(.04)	—	—	(.21)
Redemption fees added
to paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 23.23	$ 19.65	$ 16.48	$ 14.22	$ 10.86	$ 11.68
Total ReturnB,C,D	24.37%	19.51%	16.21%	30.94%	(7.02)%	(17.33)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.02%A	2.05%	2.13%	2.23%	2.25%	2.28%
Expenses net of fee
waivers, if any	2.02%A	2.05%	2.13%	2.23%	2.25%	2.28%
Expenses net of all
reductions	1.95%A	1.99%	2.09%	2.20%	2.22%	2.24%
Net investment
income (loss)	46%A	.23%	(.31)%	(.10)%	(.25)%	(.01)%
Supplemental Data
Net assets, end of
period (in millions)	$ 1,297	$ 758	$ 381	$ 124	$ 54	$ 44
Portfolio turnover rate	80%A	59%	72%	49%	53%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights Institutional Class

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 20.56	$ 17.18	$ 14.74	$ 11.22	$ 11.94	$ 14.60
Income from Investment
Operations
Net investment
income (loss)D	.17	.25	.13	.13	.11	.14
Net realized and un
realized gain (loss)	4.78	3.30	2.44	3.48	(.83)	(2.48)
Total from investment
operations	4.95	3.55	2.57	3.61	(.72)	(2.34)
Distributions from net
investment income	(.18)	(.09)	(.13)	(.09)	—	(.32)
Distributions from net
realized gain	(.95)	(.08)	—	—	—	—
Total distributions	(1.13)	(.17)	(.13)	(.09)	—	(.32)
Redemption fees added
to paid in capitalD	—F	—F	—F	—	—	—
Net asset value, end of
period	$ 24.38	$ 20.56	$ 17.18	$ 14.74	$ 11.22	$ 11.94
Total ReturnB,C	25.03%	20.81%	17.54%	32.41%	(6.03)%	(16.38)%
Ratios to Average Net AssetsE
Expenses before
reductions	.97%A	.97%	1.03%	1.09%	1.11%	1.17%
Expenses net of fee
waivers, if any	.97%A	.97%	1.03%	1.09%	1.11%	1.17%
Expenses net of all
reductions	.90%A	.91%	.98%	1.06%	1.07%	1.12%
Net investment
income (loss)	1.51%A	1.32%	.80%	1.04%	.89%	1.11%
Supplemental Data
Net assets, end of
period (in millions)	$ 3,742	$ 2,213	$ 1,185	$ 391	$ 88	$ 43
Portfolio turnover rate	80%A	59%	72%	49%	53%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regula tory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

28

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Investment Transactions and Income continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses de ferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,880,215
Unrealized depreciation	(76,967)
Net unrealized appreciation (depreciation)	$ 2,803,248
Cost for federal income tax purposes	$ 11,647,180

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

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30

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabili ties. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $6,827,476 and $4,279,712, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 4,448	$ 113
Class T	.25%	.25%	7,467	453
Class B	.75%	.25%	2,153	1,619
Class C	.75%	.25%	5,046	2,124
			$ 19,114	$ 4,309

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

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32

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 1,298
Class T	250
Class B*	226
Class C*	64
$ 1,838

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 3,970	.22*
Class T	2,940	.20*
Class B	716	.33*
Class C	1,201	.24*
Institutional Class	2,814	.19*
	$ 11,641
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $4,756.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,341. The weighted average interest rate was 4.54% . At period end, there were no bank borrowings outstanding.

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34

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,139 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $4. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 8
Class T	19
Institutional Class	9
$ 36

9. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 20,889	$ 4,172
Class T	17,028	—
Class B	1,465	—
Class C	3,357	—
Institutional Class	21,279	6,711
Total	$ 64,018	$ 10,883
From net realized gain
Class A	$ 137,809	$ 6,675
Class T	118,069	7,510
Class B	17,615	505
Class C	38,897	988
Institutional Class	113,566	5,965
Total	$ 425,956	$ 21,643

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36

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	52,234	83,477	$ 1,153,042	$ 1,580,867
Reinvestment of
distributions	5,911	432	120,997	7,686
Shares redeemed	(13,855)	(22,583)	(306,285)	(426,811)
Net increase (decrease)	44,290	61,326	$ 967,754	$ 1,161,742
Class T
Shares sold	39,003	60,374	$ 853,420	$ 1,132,534
Reinvestment of
distributions	6,462	398	131,108	7,025
Shares redeemed	(14,887)	(30,276)	(324,767)	(565,431)
Net increase (decrease)	30,578	30,496	$ 659,761	$ 574,128
Class B
Shares sold	4,992	7,850	$ 106,262	$ 143,663
Reinvestment of
distributions	822	25	16,266	427
Shares redeemed	(1,558)	(1,900)	(33,337)	(34,997)
Net increase (decrease)	4,256	5,975	$ 89,191	$ 109,093
Class C
Shares sold	18,236	19,454	$ 389,349	$ 358,671
Reinvestment of
distributions	1,513	40	29,997	699
Shares redeemed	(2,486)	(4,021)	(53,127)	(74,121)
Net increase (decrease)	17,263	15,473	$ 366,219	$ 285,249
Institutional Class
Shares sold	54,909	64,375	$ 1,217,919	$ 1,229,041
Reinvestment of
distributions	3,981	418	82,534	7,508
Shares redeemed	(13,022)	(26,125)	(292,850)	(509,275)
Net increase (decrease)	45,868	38,668	$ 1,007,603	$ 727,274

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Diversified International Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

38

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

39 Semiannual Report

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45 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

ADIF USAN-0606 1.784871.103

Fidelity® Advisor Diversified International Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	28	Notes to the financial statements.
Board Approval of	38
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,248.00	$ 7.02
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.31
Class T
Actual	$ 1,000.00	$ 1,247.30	$ 8.25
HypotheticalA	$ 1,000.00	$ 1,017.46	$ 7.40
Class B
Actual	$ 1,000.00	$ 1,243.10	$ 11.79
HypotheticalA	$ 1,000.00	$ 1,014.28	$ 10.59
Class C
Actual	$ 1,000.00	$ 1,243.70	$ 11.24
HypotheticalA	$ 1,000.00	$ 1,014.78	$ 10.09
Institutional Class
Actual	$ 1,000.00	$ 1,250.30	$ 5.41
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.26%
Class T	1.48%
Class B	2.12%
Class C	2.02%
Institutional Class	97%

5 Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.0	2.5
BP PLC sponsored ADR (United Kingdom, Oil,
Gas & Consumable Fuels)	1.9	2.2
Allianz AG sponsored ADR (Germany,
Insurance)	1.8	1.8
Novartis AG sponsored ADR (Switzerland,
Pharmaceuticals)	1.4	2.1
Roche Holding AG (participation certificate)
(Switzerland, Pharmaceuticals)	1.4	1.7
	8.5
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	31.0	28.1
Industrials	13.9	12.9
Consumer Discretionary	12.2	12.5
Information Technology	12.1	9.0
Energy	9.7	10.2
Top Five Countries as of April 30, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net asset	6 months ago
Japan	25.3	21.0
Germany	14.9	11.0
France	12.3	11.6
Switzerland	7.8	8.4
United Kingdom	7.6	11.0
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 96.8%
	Shares	Value (Note 1)
		(000s)

Australia – 0.4%
Computershare Ltd.	4,527,900	$ 27,104
CSL Ltd.	207,444	9,093
Dyno Nobel Ltd.	2,266,200	4,510
National Australia Bank Ltd.	625,100	17,853
TOTAL AUSTRALIA		58,560

Brazil – 0.0%
Banco Nossa Caixa SA	314,200	7,091
Canada 2.2%
ACE Aviation Holdings, Inc. Class A (a)	868,300	23,999
Canadian Natural Resources Ltd.	1,120,400	67,344
Canadian Western Bank, Edmonton	685,300	26,045
EnCana Corp.	670,948	33,535
ITF Optical Technologies, Inc. Series A (a)(h)	1,792	0
OZ Optics Ltd. unit (a)(h)	5,400	80
Precision Drilling Trust (d)	1,162,000	41,262
Talisman Energy, Inc.	1,253,700	70,804
Teck Cominco Ltd. Class B (sub. vtg.)	496,700	34,245
TOTAL CANADA		297,314

Cayman Islands – 0.3%
Foxconn International Holdings Ltd. (a)	3,587,800	7,728
GlobalSantaFe Corp.	406,900	24,906
Suntech Power Holdings Co. Ltd. sponsored ADR	213,400	7,317
The9 Ltd. sponsored ADR (a)(d)	245,900	7,375
TOTAL CAYMAN ISLANDS		47,326

China – 0.0%
Dalian Port (PDA) Co. Ltd. (H Shares)	1,340,000	747
Denmark – 0.1%
Coloplast AS Series B	156,750	12,672
Finland – 2.2%
Fortum Oyj	2,751,400	69,496
Metso Corp.	1,480,100	58,822
Neste Oil Oyj	874,600	30,521
Nokia Corp.	784,400	17,775
Nokia Corp. sponsored ADR	5,093,600	115,421
TOTAL FINLAND		292,035

France – 12.3%
Accor SA	1,768,628	111,324

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

France – continued
Alcatel SA sponsored ADR (a)	2,622,400	$ 37,815
AXA SA	958,600	35,094
AXA SA sponsored ADR	3,550,300	129,976
BNP Paribas SA	1,276,946	120,668
Carrefour SA (d)	1,183,200	68,638
CNP Assurances	252,193	27,268
Compagnie Generale de Geophysique SA sponsored ADR	2,031,000	65,439
Eiffage SA (d)	44,605	6,736
L’Air Liquide SA	206,700	44,724
Lagardere S.C.A. (Reg.)	908,882	75,108
Neopost SA	274,629	31,062
Nexity	936,166	65,434
Orpea (a)	187,100	13,880
Renault SA	351,800	40,834
Sanofi-Aventis sponsored ADR	3,605,800	169,617
Silicon On Insulator Technologies SA (SOITEC) (a)	555,000	18,115
Societe Generale Series A	895,100	136,759
Suez SA (France) (d)	1,084,500	42,676
Television Francaise 1 SA (d)	1,334,700	44,287
Total SA:
Series B	109,670	30,273
sponsored ADR	1,714,900	236,690
Vinci SA	661,106	65,684
Vinci SA New	120,200	11,753
Vivendi Universal SA sponsored ADR (d)	772,500	28,219
TOTAL FRANCE		1,658,073

Germany – 14.2%
Aareal Bank AG (a)	794,998	37,543
Allianz AG sponsored ADR	14,332,270	239,779
Bayer AG (d)	970,100	44,808
Bayer AG sponsored ADR (d)	1,364,800	61,621
Bilfinger Berger AG	1,193,600	76,033
DaimlerChrysler AG (d)	200,800	11,022
Deutsche Post AG	1,937,700	51,656
Deutsche Postbank AG (d)	598,400	45,751
Deutz AG (a)	1,188,025	10,882
E.ON AG sponsored ADR	2,909,600	118,101
GFK AG	398,426	18,257
Heidelberger Druckmaschinen AG	2,913,500	147,033
Hochtief AG (d)	1,841,211	125,905
Hypo Real Estate Holding AG	1,175,040	82,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Germany – continued
Infineon Technologies AG sponsored ADR (a)	1,895,700	$ 23,165
Interhyp AG	59,687	7,832
IWKA AG	1,261,123	36,659
KarstadtQuelle AG (a)(d)	1,952,800	58,711
MAN AG	1,074,543	81,464
MTU Aero Engines Holding AG	925,851	33,595
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	912,900	129,366
Patrizia Immobilien AG	377,700	10,217
Pfleiderer AG	1,468,250	44,291
Q Cells AG	590,200	54,469
RWE AG	501,661	43,494
SAP AG sponsored ADR (d)	1,114,500	60,885
SGL Carbon AG (a)(e)	3,649,687	76,667
Siemens AG sponsored ADR	638,200	60,399
SolarWorld AG	127,106	39,610
TUI AG (d)	975,500	20,775
United Internet AG	712,808	46,764
Wacker Chemie AG	43,400	5,695
Wincor Nixdorf AG	66,696	9,593
TOTAL GERMANY		1,914,202

Greece – 0.2%
Greek Organization of Football Prognostics SA	616,960	22,807
Hong Kong – 0.8%
Cheung Kong Holdings Ltd.	2,637,000	29,709
Esprit Holdings Ltd.	2,045,500	16,331
Hutchison Whampoa Ltd.	3,179,000	31,202
Regal Hotel International Holdings Ltd.	92,404,000	8,819
Wharf Holdings Ltd.	6,561,000	26,317
TOTAL HONG KONG		112,378

Ireland – 0.7%
AgCert International	2,245,400	10,299
Allied Irish Banks PLC	2,042,500	48,938
C&C Group PLC	4,051,968	31,440
TOTAL IRELAND		90,677

Israel – 1.0%
Bank Hapoalim BM (Reg.)	10,609,600	53,462
Bank Leumi le-Israel BM	10,753,200	42,115

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Israel – continued
Mizrahi Tefahot Bank Ltd. (a)	1,983,064	$ 13,303
Teva Pharmaceutical Industries Ltd. sponsored ADR	565,700	22,911
TOTAL ISRAEL		131,791

Italy 3.1%
Assicurazioni Generali Spa	746,600	27,985
Banca Intesa Spa (d)	10,887,854	64,700
Banche Popolari Unite SCpA	1,694,400	42,840
Banco Popolare di Verona e Novara	933,366	26,272
ENI Spa sponsored ADR	764,200	46,777
FASTWEB Spa	821,000	41,246
Fiat Spa (a)(d)	1,310,200	18,461
Lottomatica Spa (d)	486,700	22,462
Mediobanca Spa	1,112,700	24,118
Pirelli & C. Real Estate Spa	436,700	32,049
Unicredito Italiano Spa	8,816,600	66,440
TOTAL ITALY		413,350

Japan 23.5%
Alpen Co. Ltd.	248,700	10,112
Aoyama Trading Co. Ltd.	1,193,900	40,050
Asahi Breweries Ltd.	2,195,900	31,413
Bank of Nagoya Ltd.	2,275,000	16,861
Canon Finetech, Inc.	478,800	9,481
Canon, Inc. sponsored ADR	1,492,300	113,116
Credit Saison Co. Ltd.	1,623,800	85,129
Daiei, Inc. (a)(d)	1,170,200	34,939
Daihatsu Motor Co. Ltd.	3,237,000	34,225
Daiwa Securities Group, Inc.	8,855,000	122,784
E*TRADE Securities Co. Ltd. (d)	12,327	22,516
East Japan Railway Co	6,136	47,903
Elpida Memory, Inc. (a)	320,600	14,696
Fujitsu Ltd.	6,159,000	51,327
Hokuhoku Financial Group, Inc.	5,134,000	20,919
Isetan Co. Ltd.	1,172,800	24,048
JAFCO Co. Ltd.	400,600	26,666
JFE Holdings, Inc.	952,900	36,986
JSR Corp.	1,591,600	49,058
Juroku Bank Ltd.	3,192,000	21,387
Kahma Co. Ltd. (d)	397,600	10,824
Kansai Paint Co. Ltd. Osaka	1,965,000	19,395
Kayaba Industry Co. Ltd.	2,575,000	10,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Japan – continued
Konica Minolta Holdings, Inc.	4,488,000	$ 59,117
Matsushita Electric Industrial Co. Ltd.	2,723,000	65,924
Mazda Motor Corp.	4,438,000	29,035
Millea Holdings, Inc.	1,767	35,224
Mitsubishi Estate Co. Ltd.	2,655,000	58,054
Mitsui Fudosan Co. Ltd.	3,084,000	69,060
Mitsui Trust Holdings, Inc.	2,173,000	30,017
Mizuho Financial Group, Inc.	6,906	58,887
Murata Manufacturing Co. Ltd.	1,112,800	81,011
Nec Electronics Corp.	830,600	30,635
Nidec Corp.	478,900	36,924
Nikko Cordial Corp.	10,863,000	175,811
Nippon Chemi-con Corp.	3,839,900	28,730
Nippon Electric Glass Co. Ltd.	2,351,800	53,077
Nishi-Nippon City Bank Ltd.	5,432,000	27,571
Nitori Co. Ltd.	389,600	21,075
Nitto Denko Corp.	917,900	76,979
Nomura Holdings, Inc.	2,694,100	61,102
NSK Ltd.	4,104,000	37,121
NTT Urban Development Co.	4,507	37,006
Obayashi Corp.	4,828,000	36,928
Okamura Corp.	2,492,000	25,188
OMC Card, Inc.	1,794,200	28,408
Omron Corp.	2,003,100	55,937
ORIX Corp.	402,060	120,750
Rakuten, Inc.	52,940	42,770
Ricoh Co. Ltd.	1,955,000	38,800
Sekisui House Ltd.	2,605,000	40,330
Seven & I Holdings Co. Ltd.	948,200	36,721
SFCG Co. Ltd.	174,490	39,947
SHIMIZU Corp.	6,208,000	42,959
Sompo Japan Insurance, Inc	3,969,000	57,509
Sony Corp.	95,200	4,659
Sony Corp. sponsored ADR	1,181,400	57,818
Sumco Corp.	340,500	20,363
Sumitomo Corp.	2,635,000	39,476
Sumitomo Electric Industries Ltd.	4,612,500	73,233
Sumitomo Forestry Co. Ltd.	2,394,000	24,366
Sumitomo Metal Industries Ltd.	3,479,000	14,665
Sumitomo Mitsui Financial Group, Inc.	10,771	118,233
Sumitomo Osaka Cement Co. Ltd.	8,325,000	30,559
Taiheiyo Cement Corp.	4,508,000	21,931

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Japan – continued
Taisei Corp.	6,426,000	$ 28,723
Tokai Carbon Co. Ltd.	1,747,000	10,877
Tokuyama Corp.	2,242,000	36,994
Tokyo Electron Ltd.	1,537,000	110,678
Tokyo Star Bank Ltd. (d)	2,137	7,901
Tokyo Tomin Bank Ltd.	1,038,500	51,891
Toyota Industries Corp.	583,700	26,039
TOTAL JAPAN		3,171,363

Korea (South) 1.6%
Daegu Bank Co. Ltd.	1,866,347	35,026
Hyundai Mipo Dockyard Co. Ltd.	271,720	25,468
Kookmin Bank sponsored ADR	691,410	61,570
Lotte Shopping Co. Ltd. GDR (a)(f)	578,309	12,079
Samsung Electronics Co. Ltd.	33,771	23,059
Samsung SDI Co. Ltd.	453,270	37,486
Shinhan Financial Group Co. Ltd.	452,634	22,556
TOTAL KOREA (SOUTH)		217,244

Luxembourg 0.6%
SES Global unit	3,316,753	54,190
Stolt-Nielsen SA Class B sponsored ADR	1,091,800	30,843
TOTAL LUXEMBOURG		85,033

Mexico – 0.3%
Fomento Economico Mexicano SA de CV sponsored ADR	435,100	40,412
Netherlands – 4.0%
ABN AMRO Holding NV	611,800	18,286
ASM International NV (NASDAQ) (a)(d)	2,074,700	39,938
EADS NV	137,131	5,412
Fugro NV (Certificaten Van Aandelen) unit	840,400	35,286
ING Groep NV sponsored ADR (d)	3,257,600	132,193
Koninklijke Numico NV	431,286	19,545
Koninklijke Philips Electronics NV (NY Shares)	3,098,800	106,847
Koninklijke Wessanen NV	1,054,132	17,050
Nutreco Holding NV	155,307	9,205
Reed Elsevier NV sponsored ADR	1,932,300	57,138
Rodamco Europe NV	487,400	52,453
Unilever NV (NY Shares)	218,600	15,737
VNU NV	849,753	29,172
TOTAL NETHERLANDS		538,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Netherlands Antilles – 0.4%
Schlumberger Ltd. (NY Shares)	816,600	$ 56,460
Norway 2.1%
DnB NOR ASA (d)	3,750,280	52,038
Fred Olsen Energy ASA (a)	874,500	41,371
Odfjell ASA:
(A Shares)	40,950	665
(B Shares) (d)	1,208,800	17,460
ProSafe ASA	702,050	41,701
Statoil ASA sponsored ADR (d)	2,494,700	81,776
TANDBERG ASA	4,347,800	44,277
TGS Nopec Geophysical Co. ASA (a)	175,750	11,808
TOTAL NORWAY		291,096

Portugal 0.1%
Energias de Portugal SA	1,955,147	7,696
Singapore – 0.3%
STATS ChipPAC Ltd. sponsored ADR (a)	4,459,100	37,947
South Africa 3.3%
Absa Group Ltd.	1,001,700	19,776
Edgars Consolidated Stores Ltd.	4,306,000	27,215
FirstRand Ltd.	22,567,700	74,319
JD Group Ltd.	1,667,200	25,780
Lewis Group Ltd.	1,475,100	14,880
Massmart Holdings Ltd.	4,012,176	39,238
Nedbank Group Ltd	3,407,604	71,156
Standard Bank Group Ltd.	3,061,100	43,683
Steinhoff International Holdings Ltd.	21,439,502	84,974
Sun International Ltd.	1,731,200	27,642
Telkom SA Ltd.	1,051,300	25,039
TOTAL SOUTH AFRICA		453,702

Spain – 0.7%
Antena 3 Television SA	198,688	5,234
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	3,012,500	66,456
Telefonica SA sponsored ADR	614,080	29,470
TOTAL SPAIN		101,160

Sweden – 2.4%
Atlas Copco AB (B Shares) (d)	1,505,200	41,115
Boliden AB	1,681,100	34,154
Eniro AB	3,214,100	35,271

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Sweden – continued
Gambro AB (A Shares)	888,572	$ 13,343
Securitas AB (B Shares)	2,459,000	51,295
TELE2 AB (B Shares)	3,008,950	38,131
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	3,006,700	106,648
TOTAL SWEDEN		319,957

Switzerland – 7.8%
ABB Ltd. (Reg.)	4,936,203	70,443
Actelion Ltd. (Reg.) (a)	143,036	16,168
Baloise Holdings AG (Reg.)	175,149	13,373
Compagnie Financiere Richemont unit	1,137,738	58,937
Credit Suisse Group sponsored ADR	642,200	39,039
Nestle SA (Reg.)	511,374	155,952
Novartis AG sponsored ADR	3,360,132	193,241
Roche Holding AG (participation certificate)	1,208,254	185,773
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	57,531	56,914
Swiss Life Holding	208,684	48,078
Swiss Reinsurance Co. (Reg.) (d)	440,421	32,136
Syngenta AG sponsored ADR	1,830,300	50,846
UBS AG (NY Shares)	553,247	64,647
Zurich Financial Services AG	278,705	67,806
TOTAL SWITZERLAND		1,053,353

Taiwan 1.6%
Advanced Semiconductor Engineering, Inc.	72,198,692	85,762
ASE Test Ltd. (a)	4,176,700	47,614
ASE Test Ltd. unit (a)	1,000,000	135
AU Optronics Corp. sponsored ADR (d)	2,088,800	34,319
Chi Mei Optoelectronics Corp.	8,889,000	12,634
Nan Ya Printed Circuit Board Corp.	1,182,000	12,707
Yuanta Core Pacific Securities Co. Ltd.	31,984,000	24,460
TOTAL TAIWAN		217,631

Thailand – 0.6%
Bangkok Bank Ltd. PCL (For. Reg.)	9,393,800	29,786
Krung Thai Bank Public Co. Ltd.	146,251,100	47,932
TOTAL THAILAND		77,718

Turkey 0.1%
Finansbank AS	3,798,138	19,816
United Kingdom – 7.6%
Babcock International Group PLC	5,723,800	33,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

United Kingdom – continued
BAE Systems PLC	10,690,980	$ 81,403
BP PLC sponsored ADR	3,434,100	253,163
Britvic PLC	1,578,500	6,333
Dawnay Day Treveria PLC (e)	26,423,300	38,838
GlaxoSmithKline PLC sponsored ADR	1,494,800	85,024
HSBC Holdings PLC:
(Hong Kong) (Reg.)	4,748,000	82,311
sponsored ADR	1,100,600	95,400
Informa PLC	1,128,700	10,066
National Grid PLC	1,117,975	11,734
NETeller PLC (a)	3,341,600	47,230
Rolls Royce Group PLC	9,026,100	78,438
Serco Group PLC	9,076,548	55,619
Tesco PLC	3,375,142	19,667
Unilever PLC sponsored ADR	1,392,200	59,489
Vedanta Resources PLC	2,224,800	64,027
TOTAL UNITED KINGDOM		1,022,146

United States of America – 2.3%
Advanced Energy Industries, Inc. (a)	320,900	5,035
Halliburton Co.	618,800	48,359
NTL, Inc. (a)	1,276,800	35,086
Occidental Petroleum Corp.	195,000	20,034
Synthes, Inc.	1,106,847	137,430
Transocean, Inc. (a)	644,700	52,266
Weatherford International Ltd. (a)	351,452	18,602
TOTAL UNITED STATES OF AMERICA		316,812

TOTAL COMMON STOCKS
(Cost $10,252,252)		13,086,831

Preferred Stocks 0.6%

Convertible Preferred Stocks 0.0%

Canada 0.0%
MetroPhotonics, Inc. Series 2 (h)	8,500	0
Nonconvertible Preferred Stocks 0.6%

Germany – 0.2%
ProSiebenSat.1 Media AG	860,700	23,846

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)
Nonconvertible Preferred Stocks continued
Italy 0.3%
Banca Intesa Spa (Risp) (d)	2,755,200	$ 15,312
Buzzi Unicem Spa (Risp)	641,893	10,925
Unicredito Italiano Spa (Risp)	1,329,088	10,445
TOTAL ITALY		36,682

Korea (South) 0.1%
Samsung SDI Co. Ltd.	242,720	13,691
United Kingdom – 0.0%
Rolls Royce Group PLC Series B	307,025,840	596

TOTAL PREFERRED STOCKS
(Cost $62,711)		74,815

Government Obligations 0.1%
	Principal
	Amount (000s)
United States of America – 0.1%
U.S. Treasury Bills, yield at date of purchase 4.44% to
4.73% 5/11/06 to 7/27/06 (g)
(Cost $16,966)	$ 17,020	16,968
Money Market Funds 9.4%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	427,943,986	427,944
Fidelity Securities Lending Cash Central Fund,
4.83% (b)(c)	843,870,412	843,870
TOTAL MONEY MARKET FUNDS
(Cost $1,271,814)		1,271,814

TOTAL INVESTMENT PORTFOLIO 106.9%
(Cost $11,603,743)		14,450,428

NET OTHER ASSETS – (6.9)%		(931,912)
NET ASSETS 100%		$ 13,518,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased

Equity Index Contracts
384 DAX 100 Index Contracts (Germany)	June 2006	$ 73,004	$ 1,813
2,870 Nikkei 225 Index Contracts (Japan)	June 2006	243,017	15,717
TOTAL EQUITY INDEX CONTRACTS		$ 316,021	$ 17,530

The face value of futures purchased as a percentage of net assets – 2.3%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $12,079,000 or
0.1% of net assets.

(g) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $16,968,000.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $80,000 or
0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
ITF Optical
Technologies, Inc.
Series A	10/11/00	$ 90
MetroPhotonics,
Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd.
unit	8/18/00	$ 80

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 8,221
Fidelity Securities Lending Cash Central Fund	4,756
Total	$ 12,977

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
Affiliates	beginning of		Sales	Dividend	end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Dawnay Day Treveria
PLC	$ —	$ 35,891	$ —	$ —	$ 38,838
SGL Carbon AG	6,175	55,345	—	—	76,667
Total	$ 6,175	$ 91,236	$ —	$ —	$ 115,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $809,655) See accompanying schedule:
Unaffiliated issuers (cost $10,234,572)	$ 13,063,109
Affiliated Central Funds (cost $1,271,814)	1,271,814
Other affiliated issuers (cost $97,357)	115,505
Total Investments (cost $11,603,743)		$ 14,450,428
Foreign currency held at value (cost $384)		384
Receivable for investments sold		61,953
Receivable for fund shares sold		51,920
Dividends receivable		46,608
Interest receivable		1,718
Prepaid expenses		22
Other affiliated receivables		1
Other receivables		4,753
Total assets		14,617,787

Liabilities
Payable for investments purchased	$ 226,531
Payable for fund shares redeemed	11,783
Accrued management fee	7,780
Distribution fees payable	3,771
Payable for daily variation on futures contracts	2,299
Other affiliated payables	2,308
Other payables and accrued expenses	929
Collateral on securities loaned, at value	843,870
Total liabilities		1,099,271

Net Assets		$ 13,518,516
Net Assets consist of:
Paid in capital		$ 10,046,863
Undistributed net investment income		53,258
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		553,282
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		2,865,113
Net Assets		$ 13,518,516

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($4,373,588 ÷ 181,836 shares)	$ 24.05
Maximum offering price per share (100/94.25 of $24.05)	$ 25.52
Class T:
Net Asset Value and redemption price per share
($3,592,475 ÷ 150,846 shares)	$ 23.82
Maximum offering price per share (100/96.50 of $23.82)	$ 24.68
Class B:
Net Asset Value and offering price per share
($512,920 ÷ 22,144 shares)A	$ 23.16
Class C:
Net Asset Value and offering price per share
($1,297,314 ÷ 55,858 shares)A	$ 23.23

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($3,742,219 ÷ 153,485 shares)	$ 24.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 130,264
Interest		728
Income from affiliated Central Funds		12,977
		143,969
Less foreign taxes withheld		(12,145)
Total income		131,824

Expenses
Management fee	$ 39,401
Transfer agent fees	11,641
Distribution fees	19,114
Accounting and security lending fees	1,003
Independent trustees’ compensation	20
Custodian fees and expenses	1,591
Registration fees	776
Audit	78
Legal	35
Interest	2
Miscellaneous	51
Total expenses before reductions	73,712
Expense reductions	(4,179)	69,533

Net investment income (loss)		62,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $773)	584,331
Foreign currency transactions	(185)
Futures contracts	21,261
Total net realized gain (loss)		605,407
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred for-
eign taxes of $1,448)	1,697,533
Assets and liabilities in foreign currencies	1,225
Futures contracts	17,530
Total change in net unrealized appreciation
(depreciation)		1,716,288
Net gain (loss)		2,321,695
Net increase (decrease) in net assets resulting from
operations		$ 2,383,986

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,291	$ 61,109
Net realized gain (loss)	605,407	435,853
Change in net unrealized appreciation (depreciation) .	1,716,288	645,880
Net increase (decrease) in net assets resulting
from operations	2,383,986	1,142,842
Distributions to shareholders from net investment income .	(64,018)	(10,883)
Distributions to shareholders from net realized gain	(425,956)	(21,643)
Total distributions	(489,974)	(32,526)
Share transactions - net increase (decrease)	3,090,528	2,857,486
Redemption fees	217	289
Total increase (decrease) in net assets	4,984,757	3,968,091

Net Assets
Beginning of period	8,533,759	4,565,668
End of period (including undistributed net investment
income of $53,258 and undistributed net investment
income of $60,354, respectively)	$ 13,518,516	$ 8,533,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights Class A

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 20.30	$ 16.97	$ 14.60	$ 11.12	$ 11.87	$ 14.54
Income from Investment
Operations
Net investment
income (loss)E	.13	.19	.08	.09	.07	.10
Net realized and un
realized gain (loss)	4.71	3.27	2.41	3.45	(.82)	(2.48)
Total from investment
operations	4.84	3.46	2.49	3.54	(.75)	(2.38)
Distributions from net
investment income	(.14)	(.05)	(.12)	(.06)	—	(.29)
Distributions from net
realized gain	(.95)	(.08)	—	—	—	—
Total distributions	(1.09)	(.13)	(.12)	(.06)	—	(.29)
Redemption fees added
to paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 24.05	$ 20.30	$ 16.97	$ 14.60	$ 11.12	$ 11.87
Total ReturnB,C,D	24.80%	20.50%	17.15%	31.99%	(6.32)%	(16.69)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.26%A	1.27%	1.31%	1.42%	1.46%	1.50%
Expenses net of fee
waivers, if any	1.26%A	1.27%	1.31%	1.42%	1.46%	1.50%
Expenses net of all
reductions	1.18%A	1.20%	1.27%	1.39%	1.43%	1.46%
Net investment in-
come (loss)	1.22%A	1.02%	.51%	.71%	.54%	.77%
Supplemental Data
Net assets, end of
period (in millions)	$ 4,374	$ 2,792	$ 1,294	$ 241	$ 52	$ 38
Portfolio turnover rate	80%A	59%	72%	49%	53%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class T

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 20.12	$ 16.82	$ 14.47	$ 11.01	$ 11.80	$ 14.46
Income from Investment
Operations
Net investment
income (loss)E	.11	.15	.03	.05	.02	.06
Net realized and un
realized gain (loss)	4.68	3.23	2.39	3.43	(.81)	(2.46)
Total from investment
operations	4.79	3.38	2.42	3.48	(.79)	(2.40)
Distributions from net
investment income	(.14)	—	(.07)	(.02)	—	(.26)
Distributions from net
realized gain	(.95)	(.08)	—	—	—	—
Total distributions	(1.09)	(.08)	(.07)	(.02)	—	(.26)
Redemption fees added
to paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 23.82	$ 20.12	$ 16.82	$ 14.47	$ 11.01	$ 11.80
Total ReturnB,C,D	24.73%	20.16%	16.78%	31.66%	(6.69)%	(16.90)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.48%A	1.51%	1.61%	1.75%	1.79%	1.81%
Expenses net of fee
waivers, if any	1.48%A	1.51%	1.61%	1.75%	1.79%	1.81%
Expenses net of all
reductions	1.40%A	1.45%	1.57%	1.72%	1.76%	1.76%
Net investment
income (loss)	1.00%A	.77%	.21%	.38%	.21%	.47%
Supplemental Data
Net assets, end of
period (in millions)	$ 3,592	$ 2,420	$ 1,510	$ 552	$ 204	$ 153
Portfolio turnover rate	80%A	59%	72%	49%	53%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Financial Highlights Class B

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 19.60	$ 16.46	$ 14.19	$ 10.84	$ 11.68	$ 14.33
Income from Investment
Operations
Net investment
income (loss)E	.04	.02	(.07)	(.02)	(.04)	(.01)
Net realized and
unrealized gain
(loss)	4.55	3.16	2.35	3.37	(.80)	(2.44)
Total from investment
operations	4.59	3.18	2.28	3.35	(.84)	(2.45)
Distributions from net
investment income	(.08)	—	(.01)	—	—	(.20)
Distributions from net
realized gain	(.95)	(.04)	—	—	—	—
Total distributions	(1.03)	(.04)	(.01)	—	—	(.20)
Redemption fees added
to paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 23.16	$ 19.60	$ 16.46	$ 14.19	$ 10.84	$ 11.68
Total ReturnB,C,D	24.31%	19.35%	16.08%	30.90%	(7.19)%	(17.33)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.12%A	2.16%	2.24%	2.32%	2.32%	2.35%
Expenses net of fee
waivers, if any	2.12%A	2.16%	2.24%	2.32%	2.32%	2.35%
Expenses net of all
reductions	2.04%A	2.10%	2.20%	2.29%	2.29%	2.30%
Net investment
income (loss)	36%A	.12%	(.42)%	(.19)%	(.32)%	(.07)%
Supplemental Data
Net assets, end of
period (in millions)	$ 513	$ 351	$ 196	$ 89	$ 49	$ 42
Portfolio turnover rate	80%A	59%	72%	49%	53%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class C

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 19.65	$ 16.48	$ 14.22	$ 10.86	$ 11.68	$ 14.34
Income from Investment
Operations
Net investment
income (loss)E	.05	.04	(.05)	(.01)	(.03)	—G
Net realized and
unrealized gain
(loss)	4.56	3.17	2.35	3.37	(.79)	(2.45)
Total from investment
operations	4.61	3.21	2.30	3.36	(.82)	(2.45)
Distributions from net
investment income	(.08)	—	(.04)	—	—	(.21)
Distributions from net
realized gain	(.95)	(.04)	—	—	—	—
Total distributions	(1.03)	(.04)	(.04)	—	—	(.21)
Redemption fees added
to paid in capitalE	—G	—G	—G	—	—	—
Net asset value, end of
period	$ 23.23	$ 19.65	$ 16.48	$ 14.22	$ 10.86	$ 11.68
Total ReturnB,C,D	24.37%	19.51%	16.21%	30.94%	(7.02)%	(17.33)%
Ratios to Average Net AssetsF
Expenses before
reductions	2.02%A	2.05%	2.13%	2.23%	2.25%	2.28%
Expenses net of fee
waivers, if any	2.02%A	2.05%	2.13%	2.23%	2.25%	2.28%
Expenses net of all
reductions	1.95%A	1.99%	2.09%	2.20%	2.22%	2.24%
Net investment
income (loss)	46%A	.23%	(.31)%	(.10)%	(.25)%	(.01)%
Supplemental Data
Net assets, end of
period (in millions)	$ 1,297	$ 758	$ 381	$ 124	$ 54	$ 44
Portfolio turnover rate	80%A	59%	72%	49%	53%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights Institutional Class

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 20.56	$ 17.18	$ 14.74	$ 11.22	$ 11.94	$ 14.60
Income from Investment
Operations
Net investment
income (loss)D	.17	.25	.13	.13	.11	.14
Net realized and un
realized gain (loss)	4.78	3.30	2.44	3.48	(.83)	(2.48)
Total from investment
operations	4.95	3.55	2.57	3.61	(.72)	(2.34)
Distributions from net
investment income	(.18)	(.09)	(.13)	(.09)	—	(.32)
Distributions from net
realized gain	(.95)	(.08)	—	—	—	—
Total distributions	(1.13)	(.17)	(.13)	(.09)	—	(.32)
Redemption fees added
to paid in capitalD	—F	—F	—F	—	—	—
Net asset value, end of
period	$ 24.38	$ 20.56	$ 17.18	$ 14.74	$ 11.22	$ 11.94
Total ReturnB,C	25.03%	20.81%	17.54%	32.41%	(6.03)%	(16.38)%
Ratios to Average Net AssetsE
Expenses before
reductions	.97%A	.97%	1.03%	1.09%	1.11%	1.17%
Expenses net of fee
waivers, if any	.97%A	.97%	1.03%	1.09%	1.11%	1.17%
Expenses net of all
reductions	.90%A	.91%	.98%	1.06%	1.07%	1.12%
Net investment
income (loss)	1.51%A	1.32%	.80%	1.04%	.89%	1.11%
Supplemental Data
Net assets, end of
period (in millions)	$ 3,742	$ 2,213	$ 1,185	$ 391	$ 88	$ 43
Portfolio turnover rate	80%A	59%	72%	49%	53%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social, economic, regula tory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

28

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Investment Transactions and Income continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses de ferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,880,215
Unrealized depreciation	(76,967)
Net unrealized appreciation (depreciation)	$ 2,803,248
Cost for federal income tax purposes	$ 11,647,180

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

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30

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabili ties. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $6,827,476 and $4,279,712, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 4,448	$ 113
Class T	.25%	.25%	7,467	453
Class B	.75%	.25%	2,153	1,619
Class C	.75%	.25%	5,046	2,124
			$ 19,114	$ 4,309

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Semiannual Report

32

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 1,298
Class T	250
Class B*	226
Class C*	64
$ 1,838

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 3,970	.22*
Class T	2,940	.20*
Class B	716	.33*
Class C	1,201	.24*
Institutional Class	2,814	.19*
	$ 11,641
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $4,756.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,341. The weighted average interest rate was 4.54% . At period end, there were no bank borrowings outstanding.

Semiannual Report

34

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,139 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $4. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 8
Class T	19
Institutional Class	9
$ 36

9. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 20,889	$ 4,172
Class T	17,028	—
Class B	1,465	—
Class C	3,357	—
Institutional Class	21,279	6,711
Total	$ 64,018	$ 10,883
From net realized gain
Class A	$ 137,809	$ 6,675
Class T	118,069	7,510
Class B	17,615	505
Class C	38,897	988
Institutional Class	113,566	5,965
Total	$ 425,956	$ 21,643

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36

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	52,234	83,477	$ 1,153,042	$ 1,580,867
Reinvestment of
distributions	5,911	432	120,997	7,686
Shares redeemed	(13,855)	(22,583)	(306,285)	(426,811)
Net increase (decrease)	44,290	61,326	$ 967,754	$ 1,161,742
Class T
Shares sold	39,003	60,374	$ 853,420	$ 1,132,534
Reinvestment of
distributions	6,462	398	131,108	7,025
Shares redeemed	(14,887)	(30,276)	(324,767)	(565,431)
Net increase (decrease)	30,578	30,496	$ 659,761	$ 574,128
Class B
Shares sold	4,992	7,850	$ 106,262	$ 143,663
Reinvestment of
distributions	822	25	16,266	427
Shares redeemed	(1,558)	(1,900)	(33,337)	(34,997)
Net increase (decrease)	4,256	5,975	$ 89,191	$ 109,093
Class C
Shares sold	18,236	19,454	$ 389,349	$ 358,671
Reinvestment of
distributions	1,513	40	29,997	699
Shares redeemed	(2,486)	(4,021)	(53,127)	(74,121)
Net increase (decrease)	17,263	15,473	$ 366,219	$ 285,249
Institutional Class
Shares sold	54,909	64,375	$ 1,217,919	$ 1,229,041
Reinvestment of
distributions	3,981	418	82,534	7,508
Shares redeemed	(13,022)	(26,125)	(292,850)	(509,275)
Net increase (decrease)	45,868	38,668	$ 1,007,603	$ 727,274

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Diversified International Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

38

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

ADIFI-USAN-0606 1.784872.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII: Fidelity Advisor Diversified International Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII: Fidelity Advisor Diversified International Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 14, 2006